Long-term Debt (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term Debt [Abstract]
Total gross	$ 81,250	$ 81,250	$ 65,000
Unamortized debt issuance costs	(1,042)	(949)	(1,306)
Long-term debt	80,208	80,301	63,694
PNC Loan Facility [Member]
Long-term Debt [Abstract]
Total gross	$ 81,250	$ 81,250	$ 65,000